Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies [Abstract]
Commitments and contingencies
22.	Commitments and contingencies

As at December 31, 2021	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
Lease liabilities – existing	2,947	5,407	4,959	30,447	43,760
Lease liabilities – contingent	57	840	225	—	1,122
Manufacturing	919	189	—	—	1,108
Capital commitments	75	—	—	—	75
Total contractual obligations	3,998	6,436	5,184	30,447	46,065

As at December 31, 2020	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
Lease liabilities – existing	3,529	5,322	4,286	32,600	45,737
Lease liabilities – contingent	—	2,254	2,471	1,841	6,566
Manufacturing	2,824	500	—	—	3,324
Capital commitments	77	—	—	—	77
Total contractual obligations	6,430	8,076	6,757	34,441	55,704

The Group has contractual obligations for a leasehold property under which it is obligated to take on the lease should the property become vacant at specified dates in the future. The Group has assessed this contingent event as at December 31, 2021 and has classified the potential obligation as a contingent liability totaling £1,122,000 (2020: £6,566,000).